Stockholders’ Equity (Details)				3 Months Ended							6 Months Ended			12 Months Ended
	Jan. 05, 2026 shares	Jun. 17, 2024 USD ($) shares	Apr. 17, 2024 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares		Mar. 31, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Jun. 23, 2026 shares	[1]	Apr. 28, 2026 shares	[1]	Feb. 26, 2026 shares	[1]	Dec. 30, 2025 shares	[2]	Dec. 02, 2025 shares	[2]	Nov. 11, 2025 shares	[2]	Sep. 15, 2025 shares	[2]	Jul. 17, 2025 shares	[2]	Jun. 16, 2025 shares	[2]	Jun. 05, 2025 shares	[2]	Jan. 04, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 13, 2023 shares	Aug. 31, 2023 shares	Aug. 14, 2023 shares
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized				3,254,475,740			3,254,475,740			3,254,475,740	3,254,475,740			3,254,475,740		3,254,475,740
Common stock, voting rights											Common Stock are entitled to vote on a 1 share/1 vote basis			Common Stock are entitled to vote on a 1 share/1 vote basis
Common stock shares outstanding				976,997,116			956,997,116			956,997,116	976,997,116			956,997,116		956,997,116
Common stock shares issued				976,997,116			956,997,116			956,997,116	976,997,116			956,997,116		956,997,116
Options outstanding							184,264,323			184,264,323				184,264,323		184,264,323																						163,142,084
Share based compensation (in Dollars) | $
Options to purchase common shares																21,122,239
Preferred Stock, Shares Authorized				12,500,000			12,500,000			12,500,000	12,500,000			12,500,000		12,500,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock outstanding				5,847,937			5,847,937			5,847,937	5,847,937			5,847,937		5,847,937
Number of warrants issuance				279,000,000	[1]		262,500,000	[1],[2]			279,000,000	[1]		262,500,000	[1],[2]		13,636,364		63,461,538		49,180,328		21,067,416		18,750,000		37,974,684		27,906,977		15,789,474		24,193,548		75,000,000
Fair value of warrants issuance (in Dollars) | $				$ 43,048			$ (29,448)		$ (1,903)		$ 25,348		$ (1,903)	$ (29,448)
Aggregate fair value (in Dollars) | $		$ 170,920	$ 35,814
Consecutive trading days														20 days
Exercise price of the warrants														300.00%
Trading day														20 days
Trading period equals or exceeds amount (in Dollars) | $														$ 500,000
Redeemed price per share (in Dollars per share) | $ / shares														$ 0.001
Closing stock price per share (in Dollars per share) | $ / shares							$ 0.01			$ 0.0056				$ 0.01		$ 0.0056																						$ 0.01
Share-base compensation (in Dollars) | $							$ 39,170		15,977	$ 2,246,033			39,170	$ 39,170		$ 2,246,033
Fair value of stock option (in Dollars) | $														$ 84,828		$ 1,612,841
Weighted average grant date fair value for options granted (in Dollars per share) | $ / shares							$ 0.01			$ 0.01				$ 0.01		$ 0.01
Board of Directors Chairman [Member]
Stockholders’ Equity (Details) [Line Items]
Number of warrants issuance			10,454,500
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Number of warrants issuance																																									946,652,602
Warrants exercise price (in Dollars per share) | $ / shares							0.033							0.033
Closing stock price per share (in Dollars per share) | $ / shares							$ 0.01			$ 0.01				$ 0.01		$ 0.01																						$ 0.01
Oriole Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of warrants issuance (in Dollars) | $			$ 35,814
Equity Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Options outstanding				163,142,084							163,142,084																													163,142,084
Share based compensation (in Dollars) | $									$ 15,977				$ 39,170
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																																					$ 0.0001
Shares of common stock						20,000,000
Common shares issuable per share converted							100							100
Converted shares																461,542,570
Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity (Details) [Line Items]
Options to purchase common shares		21,122,239
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Number of warrants issuance																																							18,181,817
Measurement Input, Expected Term [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant expected life		5 years	5 years
Measurement Input, Price Volatility [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value		76.58	77.1
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value		4.3	4.62
Measurement Input, Expected Dividend Rate [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value		0	0
Measurement Input, Share Price [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value		0.01	0.01
Measurement Input, Exercise Price [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value		0.0037	0.033
General and Administrative Expenses [Member]
Stockholders’ Equity (Details) [Line Items]
Share based compensation (in Dollars) | $		$ 170,920												$ 39,170		$ 1,673,270
Research and Development Expenses [Member]
Stockholders’ Equity (Details) [Line Items]
Share based compensation (in Dollars) | $														$ 0		$ 572,763
American Academy of Facial Esthetics LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock prepayment	200,000
American Academy of Facial Esthetics LLC [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock	20,000,000
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized																																					500,000,000
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized																																					3,254,475,740
Convertible Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares							$ 1.1							$ 1.1
Series A Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible into conversion price (in Dollars per share) | $ / shares							$ 0.011							$ 0.011
Common shares issuable per share converted				100							100
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock
Converted shares																(4,615,426)

[1]	Amounts at December 31, 2025 and June 30, 2026 represent the total estimated number of warrants.
[2]	Amount at December 31, 2025 represents the total estimated number of warrants.